SAL TRUST PREFERRED FUND I


                               SEMI-ANNUAL REPORT

                                  June 30, 2002
                                   (Unaudited)

                                Table of Contents


Letter From the Chairman                                                     1

Portfolio Summary                                                            2

Performance of The Fund                                                      2

Portfolio Holdings                                                           3

Trustees, Officers and Service Providers                                     11


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                            Letter From The Chairman


Dear Shareholder,

I am pleased to enclose this semi-annual report of SAL Trust Preferred Fund I (the "Fund") for the six months ending June 30, 2002.

The Fund completed its public offering in September 1999 and purchased its existing holdings simultaneously therewith. The Fund owns three trust preferred issues, as more fully described in the footnotes to the financial statements, which pay dividends equal to 9 3/4 %. In addition, the issuers of these securities are required to reimburse the reasonable and customary expenses of the Fund. During the six months ended June 30, 2002, the Fund earned $967,327 in dividends, incurred $96,410 in expenses and distributed $967,327 to our shareholders. The net asset value of the Fund as of June 30, 2002 was $27.64 per share.

We thank you for your interest in SAL Trust Preferred Fund I. If you have any questions regarding your ownership in this Fund feel free to call me at 205-949-3535 or write to me at SAL Trust Preferred Fund I, 800 Shades Creek Parkway, Suite 700, Birmingham, Alabama 35209.

Sincerely,



James S. Holbrook, Jr.
Chairman

                                Portfolio Summary

                                  June 30, 2002


Net Asset Value (NAV) per Share                                    $ 27.64

Market Price per Share                                             $ 25.00

Distributions per Share                                            $1.218749
1-1-2002 through 06-30-2002


                             Performance of The Fund


The Fund generated a total return of 14.97% (actual) on NAV and 16.98% (actual) at market price for the period January 1, 2002 through June 30, 2002.

The Fund paid two quarterly dividends of $0.609375 per share providing a dividend yield of 10.15% (annualized) based on market price, and 8.95% (annualized) based on NAV at year-end.

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                               Portfolio Holdings

                                  June 30, 2002

        Shares              Description                 Cost
       -------------------------------------------------------

        264,568  Central Community Capital          $6,614,200
                 Statutory Trust 9.75%
                 Preferred Securities

        264,568  FirstBancorp Capital                6,614,200
                 Statutory Trust 9.75%
                 Preferred Securities

        264,568  First Southern Bancorp Capital      6,614,200
                 Statutory Trust 9.75%
                 Preferred Securities

                                                   -----------

                 Total Portfolio                   $19,842,600
                                                   ===========

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                           SAL TRUST PREFERRED FUND I
                             STATEMENT OF NET ASSETS

                                  JUNE 30, 2002
                                   (Unaudited)


                                                                                   Fair
                                                                       Shares      Value
                                                                      ---------------------
                                                                                (Unaudited)
INVESTMENT SECURITIES:
  Central Community Capital Statutory Trust 9.75% Preferred           264,568   $ 7,312,660
      Securities
  FirstBancorp Capital Statutory Trust 9.75% Preferred Securities     264,568     7,312,660
  First Southern Bancorp Capital Statutory Trust 9.75% Preferred
      Securities                                                      264,568     7,312,660
                                                                      ---------------------
          Total investments in securities (cost $19,842,600)          793,704    21,937,980


CASH                                                                                  5,098

DUE FROM BANK HOLDING COMPANIES                                                      15,688

DIVIDENDS RECEIVABLE                                                                483,663
                                                                                -----------
          Total assets                                                           22,442,429

ACCOUNTS PAYABLE                                                                     23,425

DIVIDENDS PAYABLE TO SHAREHOLDERS                                                   483,663

                                                                                -----------

NET ASSETS                                                                      $21,935,341
                                                                                ===========

NET ASSET VALUE PER SHARE                                                       $     27.64
                                                                                ===========


The accompanying notes are an integral part of this financial statement.

                           SAL TRUST PREFERRED FUND I
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (Unaudited)


INVESTMENT INCOME:
  Dividends                                                         $  967,327

EXPENSES:
  Insurance expense                                                     27,650
  Professional services                                                 22,292
  Board of Trustee fees                                                 12,000
  Investment advisor fees                                               10,703
  Custodian fees                                                         8,562
  Exchange membership fees                                               7,500
  Transfer agent fees                                                    4,516
  Other                                                                  3,187
                                                                    ----------
          Total expenses                                                96,410

  Less:

      Reimbursable expenses from Bank Holding Companies                -96,410
                                                                    ----------

         Net expenses                                                        0

INVESTMENT INCOME, NET                                                 967,327

UNREALIZED GAIN ON INVESTMENTS                                         650,837
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,618,164
                                                                    ==========


The accompanying notes are an integral part of this financial statement.

                           SAL TRUST PREFERRED FUND I
                       STATEMENTS OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (Unaudited)


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Investment income, net                                           $    967,327
  Change in Other Assets and Other Liabilities, net                      (3,868)
  Change in unrealized gain on investments                              650,837
                                                                   ------------
         Net increase in net assets resulting from operations         1,614,296

DISTRIBUTION TO SHAREHOLDERS FROM:
  Investment income                                                    (967,327)


CAPITAL SHARE TRANSACTIONS                                                 --
                                                                   ------------
          Total increase                                                646,969

NET ASSETS AT BEGINNING OF PERIOD                                    21,288,372
                                                                   ------------
NET ASSETS AT END OF PERIOD                                        $ 21,935,341
                                                                   ============


The accompanying notes are an integral part of these financial statements.

                           SAL TRUST PREFERRED FUND I
                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2002
                                   (Unaudited)


1.    ORGANIZATION AND RISK FACTORS

      SAL Trust Preferred Fund I (the "Fund") was formed as a Delaware business trust under an Agreement and Declaration of Trust dated July 24, 1999 and registered as a closed-end, non-diversified management investment company. The Fund has invested substantially all of its assets in 9.75% cumulative trust preferred securities (the "Preferred Securities") issued in approximately equal amounts by three statutory trusts (the "Bank Trusts"), controlled respectively, by three bank holding companies (FirstBancorp, Inc.--Naples, Florida; First Southern Bancorp, Inc.--Boca Raton, Florida; and Central Community Corporation--Temple, Texas), (the "Bank Holding Companies"). The assets of each statutory trust consist solely of subordinated debentures and payments thereunder. The Bank Holding Companies' limited geographic market area, and the nature of the commercial banking industry itself, creates concentration risk. Certain economic developments in either the industry or the Bank Holding Companies' market areas could adversely affect the underlying securities.

      Each Bank Holding Company has made, through a preferred securities guarantee, a limited and subordinated guarantee (the "Guarantee") of the Preferred Securities issued by its respective Bank Trust in which the Fund invested. Each Bank Holding Company guarantees under its respective Guarantee (i) the payment of the Preferred Securities' distributions issued by its respective Bank Trust; and (ii) the full payment of principal upon liquidation or redemption of the Preferred Securities issued by its respective Bank Trust, in each case, to the extent the Bank Trust has legally available funds on hand at such time. Each Guarantee is also subordinated and junior in right of payment to the senior debt, as defined, of each Bank Holding Company (such senior obligations constitute substantially all of the debt and other obligations of each Bank Holding Company). Accordingly, in the event of a default under its Guarantee, no Bank Holding Company will be required to make payment under its Guarantee to the Fund unless its senior obligations are paid first, and then only to the extent of the amount of funds held by the Bank Trust for payments to the Fund, if any.

      While the Fund's investment objective is to seek a high level of current income for long-term investors, there can be no assurance that the Fund will attain its investment objective.

2.    SUMMARY OF ACCOUNTING POLICIES

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements.

      Basis of Presentation

      The Fund maintains its records and presents its financial statements on the accrual basis.

      Security Valuation

      The valuation of the Preferred Securities held by the Fund is performed by Sterne Agee Asset Management, Inc. ("SAAM"), the investment manager of the Fund, pursuant to a "fair-valuing pricing" method or technique. This method is consistent with Section 2(a)(41) of the 1940 Act and Rule 2a-4 under the 1940 Act, when the investment manager of the fund determines in good faith that market quotations for the Preferred Securities held by the Fund are not readily available.

      The fair-value pricing method used to determine the pricing of the Preferred Securities is based on what SAAM believes in good faith to be the most accurate and most relevant information available, including, but not limited to:

            a.    the existence of restrictions upon the sale of the securities;

            b. changes in the financial condition and prospects of the issuers of the securities;

            c. any premium or discount at which the shares of the fund are trading;

            d. the public trading values of comparable debt securities of comparable companies and the current yield to call on comparable securities;

            e. the extent of public trading in similar securities of comparable issuers; and

            f.    any other relevant matters.

      On a quarterly basis, the Trustees monitor the actions of SAAM in valuing the Preferred Securities to ensure that SAAM's actions are consistent with the Fund's written valuation guidelines. This monitoring by the Trustees includes a review of the specific investment valuations, and also requires, in part, the quarterly written representation by an officer of the Fund that as of the end of the previous quarter (a) these valuation guidelines have been adhered to by the investment manager and (b) accordingly, the Preferred Securities of the Fund have been properly, accurately, and timely valued; these quarterly representations are made by an officer of the Fund in a quarterly compliance report to the Trustees.

      Due From Bank Holding Companies

      At June 30, 2002, due from Bank Holding Companies includes operating expenses incurred by the Fund but not yet reimbursed by the Bank Holding Companies.

      Federal Income Taxes

      The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to grantor trusts and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Other

      The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

      Reimbursed Expenses

      The Bank Holding Companies will reimburse, on a pro rata basis, all of the Fund's annual operating expenses, up to an aggregate maximum of $185,000 per annum, on a cash basis, starting on the commencement date of the Fund, which amount will increase annually in accordance with increases in the Consumer Price Index ("CPI"). Any expenses in excess of $185,000, as adjusted by the CPI, will be paid by the Fund. Each Bank Holding Company's obligation to pay such expenses continues so long as the Preferred Securities are held by the Fund.

3.    RESTRICTED SECURITIES

      The Preferred Securities and Guarantees are not registered with the Securities and Exchange Commission ("SEC"). The Preferred Securities were issued in various private transactions, which are exempt from registration under the various securities acts administered by the SEC. The Fund purchased each of the Preferred Securities and the Guarantees from the Bank Trusts and the Bank Holding Companies, respectively, in three separate private transactions pursuant to three separate Trust Preferred Purchase Agreements. No public market is expected to develop for shares of the Fund.

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4.    DISTRIBUTIONS TO SHAREHOLDERS

      The Fund distributed $967,327 of investment income earned during the six months ended June 30, 2002 to shareholders. The dividends were paid in equal quarterly installments on April 1, 2002 and July 1, 2002 to shareholders of record at March 15, 2002, and June 21, 2002, respectively.

5.    INVESTMENT TRANSACTIONS

      There were no purchases of investment securities representing investments in the Preferred Securities of the Bank Trusts for the six months ended June 30, 2002. As of June 30, 2002, unrealized appreciation on investments amounted to $2,095,380. There was no accumulated undistributed net realized gain or loss on investment transactions at June 30, 2002.

6.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund's investment manager, Sterne Agee Asset Management, Inc., receives an annual fee, payable on a quarterly basis, in a maximum amount equal to .10% of the Fund's average quarterly net asset value. The Trust Company of Sterne, Agee & Leach, Inc. performs the Fund's custodian and portfolio accounting services, as well as serves as the Fund's dividend paying agent. In return for these services, the Fund pays an annual fee, payable on a quarterly basis, amounting to .08% of the Fund's quarterly net asset value. For the six months ended June 30, 2002, management fees and custodian fees aggregated $10,703 and $8,562, respectively. Certain directors of the Fund are also directors of the investment manager and Fund custodian.

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                           SAL TRUST PREFERRED FUND I
                              FINANCIAL HIGHLIGHTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                   (Unaudited)


Net asset value, beginning of period                            $      26.82
Increase from investment operations:

  Investment income                                                     1.22

  Unrealized gain on investments                                        0.82
                                                                ------------
    Net increase from investment operations                             2.04
                                                                ------------


Distributions to shareholders from investment income                   (1.22)
                                                                ------------
Net increase in net asset value                                         0.82
                                                                ------------
Net asset value, end of period                                  $      27.64
                                                                ============

Market value per share, end of period                           $      25.00
Aggregate market value                                          $ 19,842,600
Total return net assets                                                14.97%
Total return market value                                              16.98%
Ratio of net expenses to average net assets                             0.00%
Ratio of net investment income to average net assets                    8.95%
Portfolio turnover rate                                                 0.00%
Ratio assuming no reduction for reimbursed expenses:
  Net expenses                                                          0.89%
  Net investment income                                                 8.06%


The accompanying notes to the financial statements are an integral part of this schedule.

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                    Trustees, Officers and Service Providers

Trustees and Officers

     James S. Holbrook, Jr.   Chairman of the Board of Trustees and President
     James A. Taylor, Sr.             Trustee
     Robert M. Couch                  Trustee
     F. Eugene Woodham                Treasurer and Secretary

Investment Advisor

     Sterne Agee Asset Management, Inc.

Custodian

     The Trust Company of Sterne, Agee & Leach, Inc.

Independent Public Accountants

     KPMG LLP

Legal Counsel

     Haskell Slaughter Young & Rediker, L.L.C.

Transfer Agent

     Continental Stock Transfer & Trust Company

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                           SAL TRUST PREFERRED FUND I

                   Certification of Periodic Financial Report
                       Pursuant to 18 U.S.C. Section 1350

      Pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of SAL Trust Preferred Fund I (the "Company") certifies that the Semi-Annual Report on Form N-SAR/A and Form N-30D of the Company for the quarter ended June 30, 2002, fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and information contained in that Form N-SAR/A and Form N-30D fairly presents, in all material respects, the financial condition and results of operations of the Company.


Dated:  August 16, 2002                    /s/ James S. Holbrook, Jr.
                                         ----------------------------------
                                               James S. Holbrook, Jr.
                                                     President


Dated:  August 16, 2002                      /s/ F. Eugene Woodham
                                         ----------------------------------
                                                 F. Eugene Woodham
                                                     Treasurer


      This certification is made solely for purpose of 18 U.S.C. Section 1350, subject to the knowledge standard contained therein, and not for any other purpose.